Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 29	$ 108
Additions
Accretion	(29)	(56)
Reclassification and other		(23)
Balance at end of period		$ 29